Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

13.Subsequent Events

(a) On July 12, 2019, the Company signed a loan agreement amounting to $56,352 for the pre and post-delivery financing of the suezmax tanker Hull 8041 under construction. On July 31, 2019, the Company drew down the amount of $6,979.

(b) On July 15, 2019, the Company drew down an amount of $5,172 for the fourth instalment of the aframax tanker Hull 5033 under construction.

(c) On July 30, 2019, the Company paid dividends of $0.50, $0.55469 and $0.59375 per share on its 8.00% Series B, its 8.875% Series C and its 9.50% Series F Preferred Shares, respectively, and paid $50,000 on the redemption of its Series B Preferred Shares.

(d) On July 31, 2019, the Company signed a shipbuilding contract for the construction of one 174,000cbm LNG carrier from Hyundai Heavy Industries.

(e) On August 7, 2019, the Company signed a new loan agreement of $54,387 for the pre and post-delivery financing of the suezmax tanker Hull 8042. On August 9, 2019, the Company drew down the amount of $6,733.

(f) On August 30, 2019, the Company drew down an amount of $5,172 for the fourth installment of the aframax tanker Hull 5036 under construction.

(g) On August 28, 2019, the Company paid dividends of $0.54687 per share on its 8.75% Series D Preferred Shares and $0.57812 per share on its 9.25% Series E Preferred Shares, respectively.

(h) Subsequent to June 30, 2019, the Company sold 1,640,179 common shares for net proceeds of $5,356.